INTANGIBLE ASSETS AND GOODWILL, NET, Impairment (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS AND GOODWILL, NET [Abstract]
Gross impairment loss	S/ 0	S/ 0	S/ 63,978